Fees Summary	Feb. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 185,000,000
Previously Paid Amount	0.00
Total Fee Amount	28,323.50
Total Offset Amount	0.00
Net Fee	28,323.50
Narrative - Max Aggregate Offering Price	$ 185,000,000
Final Prospectus	true